Average Annual Total Returns{- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-03 - Fidelity U.S. Low Volatility Equity Fund	Fidelity U.S. Low Volatility Equity Fund Return Before Taxes Past 1 year	Fidelity U.S. Low Volatility Equity Fund Return Before Taxes Since Inception		Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions Since Inception		Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	3.83%	7.13%	[1]	3.67%	6.92%	[1]	2.37%	5.43%	[1]	20.89%	23.32%	[1]

[1]	(a)From November 5, 2019